COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 11 - COMMITMENTS AND CONTINGENCIES

Country Risk

As the Group’s principal operations were conducted in the PRC prior to 2023, it was subject to considerations and risks not typically associated with companies in North America and Western Europe. These risks include, among others, risks associated with the political, economic, and legal environments and foreign currency exchange limitations encountered in the PRC. The Group’s results of operations may be adversely affected by changes in the political and social conditions in the PRC, and by changes in governmental policies with respect to laws and regulations, among other things.

In addition, all of the Group’s transactions in the PRC are denominated in RMB, which must be converted into other currencies before remittance from the PRC. Conversion of RMB into foreign currencies and remittance of foreign currencies abroad subject to the regulations of foreign currency governed by the PRC regulatory agents.

New Businesses and New Market Risk

Since its inception, real estate agent service income from Mingda Tianjin had been a major source of revenue for the Company in the PRC market. However, this revenue declined sharply in recent years — decreasing by 28.55% in 2021 compared to 2020, by 89.71% in 2022 compared to 2021, and by 90.34% in 2023 compared to 2022. The decline was primarily attributable to the tightening policies imposed on the PRC real estate market in recent years. As a result, the Company was unable to engage in new real estate sales projects in the PRC, leading to zero revenue from agent services for the year ended December 31, 2024.

In response to the shrinking sales in the new residential housing market in the PRC, the Company is shifting its focus to the UK and other non-PRC markets. In August 2022, the Company purchased Fernie Castle, a property located in Scotland, with plans to remodel it into a multi-functional cultural venue featuring a fine dining restaurant, hotel, wedding event spaces, and gardens. In December 2022, the Company acquired a second property in Torquay, England (the “Robin Hill Property”), with plans to remodel and operate it as a hotel with restaurant facilities. Fernie Castle is currently under renovation, while the Robin Hill Property is open to the public.

To achieve these goals, the Company needs to secure experts and skilled workers from the local UK market and obtain long-term financial support. However, there is no guarantee that these new ventures will be profitable in the short to medium term, nor that the Company will have sustainable financial resources to support long-term operations. Additionally, the continuous increase in energy costs, labor shortages in the UK, and the ongoing war in Ukraine are expected to have negative impacts on the Company’s operations in the UK.

Legal Proceeding

Except for the following disclosure, the Company is currently not a party to any litigation of which, if determined adversely to it, would individually or in the aggregate be reasonably expected to have a material adverse effect on the Company’s business, operating results, cash flows or financial condition.

The Group will file a civil complaint in local District’s court if there is a dispute on accounts receivable with customers. Historically, the Group has won the civil complaint and received the amounts awarded by court.

The Company initiated legal proceedings against Chengdu TEDA New City in the People’s Court of Dujiangyan City, Sichuan Province, on January 9, 2023, for breach of contract and unpaid service fees totaling approximately $257,000 (RMB 1,872,419). On March 28, 2023, the court ruled in favor of the Company, ordering Chengdu TEDA to pay the full claimed amount within 10 days. The Company received a partial payment of $124,000 (RMB 907,662) on September 1, 2023. As of December 31, 2024, the remaining balance from this vendor was still outstanding. Given the deterioration of the real estate market in China, management has determined that the Company is unlikely to recover the remaining balance. Consequently, a 100% CECL rate has been applied.

Service Agreement

On January 30, 2024, MDJM, through its subsidiary FCC, entered into a service agreement with the Scholar. Under the terms of the agreement, the Scholar will utilize his cultural and academic expertise to provide professional advisory services for the Company’s Ancient Eastern Garden project at the Fernie Castle. As compensation, the Company will issue its Ordinary Shares to the Scholar in the following stages: (i) 935 shares (representing 0.2% of MDJM’s equity based on a total of 467,009 shares outstanding as of December 31, 2023) upon signing the agreement; (ii) 935 shares upon completion of the design, planning, and construction report for the Ancient Eastern Garden project at Fernie Castle, and commencement of construction; (iii) 935 shares within one year following the second issuance of shares; and (iv) 935 shares upon completion of the overall development of the Fernie Castle project and the official operation of the hotel and Eastern Garden. This agreement is intended to be long-term. If the Company wishes to terminate the agreement, it must provide the Scholar with a three-month notice. On May 14, 2024, the Company issued 935 shares to the Scholar as the agreed-upon first-stage compensation.

On August 5, 2024, MDJM, through FCC, entered into a service agreement with Scholar II. Under the terms of the agreement, Scholar II will utilize his cultural and academic expertise to provide professional advisory services for the Company’s Ancient Eastern Garden project at the Fernie Castle. As compensation, the Company will issue its Ordinary Shares to Scholar II in the following stages: (i) 935 shares (representing 0.2% of MDJM’s equity based on a total of 467,009 shares outstanding as of December 31, 2023) upon signing the agreement. (ii) 935 shares upon completion of the design, planning, and construction report for the Ancient Eastern Garden project, and commencement of construction. (iii) 935 shares within one year following the second issuance of shares. (iv) 935 shares upon completion of the overall development of the Fernie Castle project and the official operation of the hotel and Eastern Garden. This agreement is intended to be long-term. If the Company wishes to terminate the agreement, it must provide Scholar II with a three-month notice. On August 26, 2024, the Company issued 935 shares to Scholar II as the agreed-upon first-stage compensation.

NOTE 12 - COMMITMENTS AND CONTINGENCIES

Country Risk

As the Group’s principal operations were conducted in the PRC prior to 2023, it was subject to considerations and risks not typically associated with companies in North America and Western Europe. These risks include, among others, risks associated with the political, economic, and legal environments and foreign currency exchange limitations encountered in the PRC. The Group’s results of operations may be adversely affected by changes in the political and social conditions in the PRC, and by changes in governmental policies with respect to laws and regulations, among other things.

In addition, all of the Group’s transactions in the PRC are denominated in RMB, which must be converted into other currencies before remittance from the PRC. Conversion of RMB into foreign currencies and remittance of foreign currencies abroad subject to the regulations of foreign currency governed by the PRC regulatory agents.

New Businesses and New Market Risk

Since its inception, real estate agent service income had been a major income source for the Group in the PRC market. However, this income declined significantly in recent years, decreasing by 90.34% in 2023 compared to 2022, and by 89.71% in 2022 compared to 2021. The decline in real estate agent service income was primarily due to the tightening policies on the real estate market adopted in the PRC in recent years. As a result, it has become increasingly difficult to engage in new real estate sales projects in the PRC, leading to zero revenue from such agent services for the year ended December 31, 2024.

In response to the shrinking sales in the new residential housing market in the PRC, the Company is shifting its focus to the UK and other non-PRC markets. In August 2022, the Company purchased the Fernie Castle, a property located in Scotland, with plans to remodel it into a multi-functional cultural venue featuring a fine dining restaurant, hotel, wedding event spaces, and gardens. In December 2022, the Company acquired a second property in Torquay, England (the “Robin Hill Property”), with plans to remodel and operate it as a hotel with restaurant facilities. Fernie Castle is currently under renovation, while the Robin Hill Property is open to the public.

To achieve these goals, the Company needs to secure experts and skilled workers from the local UK market and obtain long-term financial support. However, there is no guarantee that these new ventures will be profitable in the short to medium term, nor that the Company will have sustainable financial resources to support long-term operations. Additionally, the continuous increase in energy costs, labor shortages in the UK, and the ongoing war in Ukraine are expected to have negative impacts on the Company’s operations in the UK.

Legal Proceeding

Except for the following disclosure, we are currently not a party to any litigation of which, if determined adversely to us, would individually or in the aggregate be reasonably expected to have a material adverse effect on our business, operating results, cash flows or financial condition.

The Group will file a civil complaint in local District’s court if there is a dispute on accounts receivable with customers. Historically, the Group has won the civil complaint and received the amounts awarded by court.

On March 18, 2022, the Chengdu Branch Office of Mingda Tianjin filed a civil complaint against Chengdu TEDA New City in the People’s Court of Dujiangyan City, Sichuan Province, citing breach of contract and unpaid service fees totaling $757,861 (RMB5,380,734, translated at 2023 exchange rate). The court ruled in favor of Mingda Tianjin on July 15, 2022, ordering Chengdu TEDA to pay the full amount within five days. Chengdu TEDA appealed the decision on July 29, 2022. The Intermediate People’s Court of Chengdu City issued a final judgment on December 23, 2022, upholding the initial ruling and additionally requiring Chengdu TEDA to pay liquidated damages and interest, totaling RMB5,157,182. Mingda Tianjin received the final payment of $838,625 (RMB5,954,151, translated at 2023 exchange rate) on February 27, 2023.

On January 9, 2023, the Chengdu Branch Office of Mingda Tianjin filed a civil complaint against Chengdu TEDA New City in the People’s Court of Dujiangyan City, Sichuan Province, for breach of contract and an unpaid service fee totaling approximately $263,725 (RMB1,872,419, translated at 2023 exchange rate). On March 28, 2023, the court issued a favorable judgment requiring Chengdu TEDA to pay the full claimed amount within 10 days. On September 1, 2023, the Company received $127,842 (RMB907,662, translated at 2023 exchange rate,). As of now, the Company has not yet received the remaining funds and is actively pursuing the collection process.

On July 17, 2023, Mingda Tianjin initiated a civil lawsuit in the Heping District People’s Court of Tianjin City, alleging breach of contract against an individual over an unpaid receivable of $101,692 (RMB722,000, translated at 2023 exchange rate). On September 8, 2023, a civil mediation resulted in an agreement documented by the court: the individual consented to pay Mingda Tianjin $63,381 (RMB450,000, translated at 2023 exchange rate) plus $1,397 (RMB9,919, translated at 2023 exchange rate) in expenses. In return, Mingda Tianjin agreed to forgive the remaining balance of $38,310 (RMB272,000, translated at 2023 exchange rate). The agreed amount totaling $64,778 (RMB459,919, translated at 2023 exchange rate) was received by Mingda Tianjin on September 10, 2023, subsequently closing the case.

Service Agreement

On January 30, 2024, MDJM, through its subsidiary FCC, entered into a service agreement with a third-party consultant, who is a scholar (“Scholar”). Under the terms of the agreement, the Scholar will utilize his cultural and academic expertise to provide professional advisory services for the Company’s Ancient Eastern Garden project at the Fernie Castle. As compensation, the Company will issue its Ordinary Shares to the Scholar in the following stages: (i) 23,360 shares (representing 0.2% of MDJM’s equity based on a total of 11.68 million shares outstanding at December 31, 2023) upon signing the agreement; (ii) 23,360 shares upon completion of the design, planning, and construction report for the Ancient Eastern Garden project, and commencement of construction; (iii) 23,360 shares within one year following the second issuance of shares; and (iv) 23,360 shares upon completion of the overall development of the Fernie Castle and the official operation of the hotel and Eastern Garden. This agreement is intended to be long-term. If the Company wishes to terminate the agreement, it must provide the Scholar with a three-month notice. On May 14, 2024, the Company issued 23,360 shares to the Scholar as the agreed-upon first-stage compensation.

On August 5, 2024, MDJM, through FCC, entered into a service agreement with a second scholar (“Scholar II”), who will also act as third-party consultant to the Company. Under the terms of the agreement, Scholar II will also utilize his cultural and academic expertise to provide professional advisory services for the Company’s Ancient Eastern Garden project at the Fernie Castle. As compensation, the Company will issue its Ordinary Shares to Scholar II in the following stages: (i) 23,360 shares (representing 0.2% of MDJM’s equity based on a total of 11.68 million shares outstanding at December 31, 2023) upon signing the agreement; (ii) 23,360 shares upon completion of the design, planning, and construction report for the Ancient Eastern Garden project, and commencement of construction; (iii) 23,360 shares within one year following the second issuance of shares; and (iv) 23,360 shares upon completion of the overall development of the Fernie Castle project and the official operation of the hotel and Eastern Garden. This agreement is intended to be long-term. If the Company wishes to terminate the agreement, it must provide Scholar II with a three-month notice. On August 26, 2024, the Company issued 23,360 shares to Scholar II as the agreed-upon first-stage compensation.